Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-based Compensation
Summary of common stock option activity

			Weighted‑
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding as of December 31, 2016	1,064,396	$5.32	9.02	$—
Granted	1,112,717	8.22	—	—
Exercised	(152,671)	4.59	—	588
Cancelled	(191,803)	6.27	—	—
Outstanding as of December 31, 2017	1,832,639	$7.04	8.48	$40,382
Options vested and expected to vest as of December 31, 2017	1,832,639	$7.04	8.48	$40,382
Options exercisable at December 31, 2017	535,416	$5.53	6.98	$12,598

Schedule of range of exercise prices of stock options

			Weighted
			Average	Weighted		Weighted
			Remaining	Average		Average
Range of		Number	Contractual	Exercise	Number	Exercise
Exercise Prices		Oustanding	Term	Price	Exercisable	Price
$ 4.59	$ 6.05	650,851	7.26	$4.79	309,174	$4.59
$ 6.14	$ 6.88	930,958	9.34	6.59	143,650	6.41
$ 7.52	$ 30.51	250,830	8.44	14.54	82,592	7.52
		1,832,639	8.48	$7.04	535,416	$5.53

Summary of restricted common unit activity

		Weighted‑
		Average
		Grant Date
	Number of	Fair Value
	Units	Per Unit
Outstanding unvested as of December 31, 2016	94,617	$3.31
Granted	—	—
Vested	(71,048)	2.73
Cancelled	—	—
Outstanding unvested as of December 31, 2017	23,569	$5.06

2017 Stock Incentive Plan
Stock-based Compensation
Summary of stock-based compensation expense

	Year Ended
	December 31,
	2017	2016	2015
Research and development	$775	$343	$68
Selling, general, and administrative	1,309	650	124
Total	$2,084	$993	$192

2017 Stock Incentive Plan | Nonemployees
Stock-based Compensation
Schedule of significant assumptions used to compute the fair values of employee and director stock options awarded

	Year ended
	December 31,
	2017	2016	2015
Risk‑free interest rate	2.27%	1.58%	2.25%
Expected term (in years)	10.00	10.00	10.00
Expected volatility	74.91%	71.18%	75.70%
Expected dividend yield	—	—	—

2017 Stock Incentive Plan | Employees And Directors
Stock-based Compensation
Schedule of significant assumptions used to compute the fair values of employee and director stock options awarded

	Year ended
	December 31,
	2017	2016	2015
Risk‑free interest rate	1.97%	1.39%	1.84%
Expected term (in years)	5.95	6.25	5.93
Expected volatility	66.18%	74.20%	66.50%
Expected dividend yield	—	—	—

LLC Incentive Plan
Stock-based Compensation
Summary of stock-based compensation expense

	Year Ended
	December 31,
	2017	2016	2015
Research and development	$152	$163	$76
General and administrative	42	12	30
Total	$194	$175	$106